Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax expense	$ 170	$ 172	$ 158
Deferred income tax expense (income)	39	(35)	(122)
Effective consolidated income tax expense rate	$ 209	$ 137	$ 36